Discontinued Operation and Assets and Liabilities Related to Discontinued Operation	6 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operation and Assets and Liabilities Related to Discontinued Operation
2.	Discontinued Operation and Assets and Liabilities Related to Discontinued Operation

Based on a strategic plan, the Company sold Guangzhou Sanyi Network and Guangzhou 3E Network pursuant to an Equity Transfer Agreement made upon HONGKONG TECHFAITH LIMITED. The disposal was completed in the fiscal year ended June 30, 2025, as reported in the annual report.

In accordance with the provisions of ASC 205-20, we determined that the results from operations, assets and liabilities associated with Guangzhou Sanyi Network and Guangzhou 3E Network were to be excluded from our continuing operations and presented as a discontinued operation in our consolidated financial statements. Accordingly, the operating results of Guangzhou Sanyi Network and Guangzhou 3E Network are classified separately under “discontinued operations” on our consolidated statements of operations and comprehensive income/(loss). The assets and liabilities related to the discontinued operations were retroactively classified as assets and liabilities of discontinued operations, while results of operations related to the discontinued operations, including comparatives, were reported as loss from discontinued operations in the consolidated statements of operations.

The aggregated financial results of the discontinued operations, after intercompany elimination, for the six months ended June 30, 2024 are as follows:

For the Six Months Ended December 31,
2024
US$
Net revenue	1,328,203
Cost of revenue	(702,230)
Taxes and other surcharges	(5,623)
Gross profit	620,350
Operating expenses	(285,038)
Other income/(expenses).net	1,325
(Loss)/income before income tax	336,637
Income tax expense	(65,589)
(Loss)/income from discontinued operation, net of income tax	271,048